Notes Payable - Summary of Notes Payable (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
First PPP loan	$ 2,394
Total Notes payable	2,394
Notes payable, current	1,328
Notes payable, net of current	1,066
First PPP Loan
Debt Instrument [Line Items]
First PPP loan	2,394
Total Notes payable	$ 2,394